Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Cash flows from (used in) operating activities:
Net income (loss)	$ (12,819)	$ (4,631)	$ (7,432)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	7,733	6,639	5,673
Impairment of long-lived assets	4,592	0	0
Net change of operating lease right-of-use assets and liabilities	(4,039)	(1,372)	(1,544)
Leasehold inducements received	1,889	825	661
Lease modifications	(1,320)	31	0
Amortization of debt costs	134	214	190
Compensation expenses resulting from equity settled restricted stock units	0	27	549
Equity in earnings of joint venture	(2,428)	(2,165)	(1,957)
Dividend received from investment in joint venture	1,381	0	0
Other operating activities, net	222	26	232
(Increase) decrease in:
Accounts receivable, other receivables and long-term receivables	1,840	4,176	(260)
Inventories	(17,210)	(10,710)	(9,450)
Prepaids and other current assets	841	(219)	(872)
Increase (decrease) in:
Accounts payable	15,257	5,521	9,044
Accrued liabilities and other long-term liabilities	2,015	1,468	(1,759)
Net cash (used in) provided by operating activities	(1,912)	(170)	(6,925)
Cash flows (used in) provided by investing activities:
Additions to property and equipment	(7,007)	(6,282)	(8,378)
Additions to intangible assets and other assets	(542)	(953)	(1,036)
Net cash used in investing activities	(7,549)	(7,235)	(9,414)
Cash flows provided by (used in) financing activities:
Increase (decrease) in bank indebtedness	10,202	5,372	14,642
Drawdown on capital lease funding	3,535	4,208	0
Increase in long-term debt	0	1,552	2,748
Repayment of long-term debt	(1,898)	(2,012)	(2,095)
Repayment of obligations under finance lease	(2,549)	(1,091)	(72)
Payment of loan origination fees and costs	(126)	(103)	(57)
Exercise of stock options and warrants	23	0	422
Net cash provided by (used in) financing activities	9,187	7,926	15,588
Net (decrease) increase in cash and cash equivalents	(274)	521	(751)
Cash and cash equivalents, beginning of year	1,783	1,262	2,013
Cash and cash equivalents, end of year	1,509	1,783	1,262
Supplemental disclosure of cash flow information:
Interest paid	8,458	7,802	5,087
Non-cash transactions:
Property and equipment and intangible assets additions included in accounts payable and accrued liabilities	$ 1,057	$ 1,455	$ 2,283